Property, plant and equipment, intangible assets and Right-of-use assets	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, intangible assets and Right-of-use assets

9. Property, plant and equipment, intangible assets and Right-of-use assets

During the three months ended June 30, 2025 and June 30, 2024, the Group acquired property, plant and equipment and intangible assets in the amount of €1.9 million and €2.2 million, respectively.

The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €1.4 million and €1.4 million for the three months ended June 30, 2025 and June 30, 2024, respectively.

During the three months ended June 30, 2025, there was no material addition in right-of-use assets and corresponding lease liability. During the three months ended June 30, 2024, there was an addition of €2.4 million in right-of-use assets and corresponding lease liability for the new research facility in Tübingen, Germany.

During the six months ended June 30, 2025 and June 30, 2024, the Group acquired property, plant and equipment and intangible assets in the amount of €5.4 million and €9.7 million, respectively.

The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €4.1 million and €6.3 million for the six months ended June 30, 2025 and June 30, 2024, respectively.

During the six months ended June 30, 2025, there was an increase in right-of-use assets and corresponding lease liability of €3.2 million mainly related to the expansion of our facilities. During the six months ended June 30, 2024, there was an addition of €2.4 million in right-of-use assets and corresponding lease liability for the new research facility in Tübingen, Germany.

During the six months ended June 30, 2025 and June 30, 2024, €1.5 million and €1.9 million of the investments were not paid in the period, respectively.